Variable interest entities and securitizations (Tables)	6 Months Ended
Sep. 30, 2020
Schedule of Variable Interest Entities
The table below shows the consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, in which the Group has determined that its maximum exposure to loss is greater than specific thresholds or meets certain other criteria as of March 31, 2020 and September 30, 2020:

	Consolidated VIEs	Significant unconsolidated VIEs
March 31, 2020	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,160	—	—
Asset-backed securitizations	572	77	7
Investments in securitization products	370	—	—
Investment funds	2,694	2,299	514
Trust arrangements and other	19	—	—

Total	5,815	2,376	521

	Consolidated VIEs	Significant unconsolidated VIEs
September 30, 2020	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,045	—	—
Asset-backed securitizations	780	77	8
Investments in securitization products	370	—	—
Investment funds	2,283	2,346	483
Trust arrangements and other	5,557	—	—

Total	11,035	2,423	491

Unconsolidated VIEs
Schedule of Variable Interest Entities
The tables below present the carrying amounts and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in significant unconsolidated VIEs, as of March 31, 2020 and September 30, 2020:

Assets on balance sheets related to unconsolidated VIEs:	March 31, 2020	September 30, 2020
	(in billions of yen)
Trading account assets	108	113
Investments	267	231
Loans	55	58

Total	430	402

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:	March 31, 2020	September 30, 2020
	(in billions of yen)
Payables under securities lending transactions	47	48
Trading account liabilities	2	2

Total	49	50

Maximum exposure to loss (Note)	521	491

Note:
This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet
exposures and
off-balance-sheet
liabilities such as undrawn commitments.